Long-term debt (Details)				1 Months Ended	12 Months Ended
	May 27, 2008 USD ($) tranche	Jun. 27, 2005 USD ($) tranche	May 28, 2003 USD ($) tranche	May 31, 2013	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 31, 2014 USD ($)
Debt Instrument [Line Items]
Interest costs capitalized					$ 0	$ 0
Subordinated Lower Tier II Debt
Debt Instrument [Line Items]
Face amount	$ 78,000,000	$ 150,000,000	$ 125,000,000
Number of tranches | tranche	2	2	2
Subordinated Lower Tier II Debt | Senior A Notes Due 2013
Debt Instrument [Line Items]
Face amount			$ 78,000,000
Fixed interest rate			3.94%
Subordinated Lower Tier II Debt | Series B Notes Due 2018
Debt Instrument [Line Items]
Face amount			$ 47,000,000
Fixed interest rate			5.15%		5.15%
Subordinated Lower Tier II Debt | Series B Notes Due 2018 | 10-Year US Treasury Yield
Debt Instrument [Line Items]
Basis spread on variable rate			1.35%
Subordinated Lower Tier II Debt | Notes Redeemed in July 2003
Debt Instrument [Line Items]
Repayments of debt			$ 75,000,000
Subordinated Lower Tier II Debt | Series A Notes Due 2015
Debt Instrument [Line Items]
Face amount		$ 90,000,000
Fixed interest rate		4.81%
Subordinated Lower Tier II Debt | Series A Notes Due 2015 | Five-Year US Treasury Yield
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
Subordinated Lower Tier II Debt | Series B Notes Due 2020
Debt Instrument [Line Items]
Face amount		$ 60,000,000
Fixed interest rate		5.11%			5.11%
Subordinated Lower Tier II Debt | Series B Notes Due 2020 | 10-Year US Treasury Yield
Debt Instrument [Line Items]
Basis spread on variable rate		1.10%
Subordinated Lower Tier II Debt | 2005 Series B Notes
Debt Instrument [Line Items]
Repayments of debt		$ 13,875,000
Fixed interest rate		5.11%
Repurchased face amount		$ 15,000,000
Gain (loss) on repurchase of debt instrument		$ 1,125,000
Subordinated Lower Tier II Debt | 2005 Series A
Debt Instrument [Line Items]
Repurchased face amount							$ 90,000,000
Subordinated Lower Tier II Debt | Series A Notes Due 2018
Debt Instrument [Line Items]
Face amount	$ 53,000,000
Fixed interest rate	7.59%
Subordinated Lower Tier II Debt | Series B Notes Due 2023
Debt Instrument [Line Items]
Face amount	$ 25,000,000
Fixed interest rate				8.44%	8.44%
Subordinated Lower Tier II Debt | Series B Notes Due 2023 | 10-Year US Treasury Yield
Debt Instrument [Line Items]
Basis spread on variable rate				4.51%
Subordinated Lower Tier II Debt | Notes Redeemed in May 2008
Debt Instrument [Line Items]
Repayments of debt	$ 78,000,000